WASATCH FUNDS TRUST

Supplement dated June 4, 2014 to the

Prospectus dated January 31, 2014

Institutional Class

Equity Funds

Wasatch Core Growth Fund® (WIGRX)

Wasatch Emerging Markets Select Fund™ (WIESX)

Wasatch Large Cap Value Fund® (WILCX)

Wasatch Small Cap Value Fund® (WICVX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Institutional Class shares dated January 31, 2014. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective immediately, the second sentence in the second paragraph in the section entitled “Summary-Principal Strategies” for the Wasatch Core Growth Fund on page 3 is hereby deleted in its entirety and replaced with the following:

Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange traded funds).

Effective immediately, the second sentence in the second paragraph in the section entitled “Summary-Principal Strategies” for the Wasatch Emerging Markets Select Fund on page 8 is hereby deleted in its entirety and replaced with the following:

Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange traded funds).

Effective immediately, the second sentence in the second paragraph in the section entitled “Summary-Principal Strategies” for the Wasatch Large Cap Value Fund on page 13 is hereby deleted in its entirety and replaced with the following:

Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange traded funds).

Effective immediately, the second sentence in the second paragraph in the section entitled “Summary-Principal Strategies” for the Wasatch Small Cap Value Fund on page 18 is hereby deleted in its entirety and replaced with the following:

Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange traded funds).

Effective immediately, the section entitled “Additional Information about the Funds-Additional Information About Investment Strategies and Investment Strategies and Risks” beginning on page 22 is hereby supplemented with the following:

Equity-Linked Instruments Risk. The Equity Funds may invest in equity-linked instruments, including participatory notes. Such instruments are used to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted. The purchase of equity-linked instruments involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. The Fund is subject to the risk that the issuer of the instrument (i.e., the issuing bank or broker-dealer) is unable or refuses to perform under the terms of the instrument. Such instruments are also not traded on exchanges, are privately issued, and may be illiquid. There can be no assurance that the trading price or value of the instrument will equal the value of the underlying value of the equity securities to which they are linked.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated June 4, 2014 to the

Statement of Additional Information dated January 31, 2014

Institutional Class

Equity Funds

Wasatch Core Growth Fund® (WIGRX)

Wasatch Emerging Markets Select Fund™ (WIESX)

Wasatch Large Cap Value Fund® (WILCX)

Wasatch Small Cap Value Fund® (WICVX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information for Institutional Class shares dated January 31, 2014. You should retain this Supplement and the Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective immediately, the section entitled “Investment Strategies and Risks” beginning on page 4 is hereby supplemented with the following:

Equity-Linked Instruments. The Equity Funds may invest in equity linked instruments, including participatory notes. Such instruments are used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted. In countries where direct ownership by a foreign investor is not allowed by local law (e.g., Saudi Arabia), an investor may gain exposure to the market through an equity-linked instrument, (e.g., a participatory note), which derives its value from a basket of underlying equity securities. Such instruments are intended to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have had the invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to otherwise providing access to otherwise closed markets, equity-linked instruments can also act as a less expensive alternative to direct investment in markets where foreign ownership is permitted by reducing registration and transaction costs. It should not be assumed that equity-linked instruments will lessen the liquidity risks of a Fund.

Equity-linked instruments are generally structured and sold by a local branch of a bank or broker-dealer that is permitted to purchase equity securities in the local market. Pursuant to the terms of the instrument created, the Fund may tender the instrument for cash payment in an amount that reflects the current market value of the underlying investments, less program expenses, such as trading costs, taxes and duties. The instruments represent unsecured, unsubordinated contractual rights of the issuer. They do not typically confer any right, title or interest in respect to the underlying equity securities or provide rights against the issuer of the underlying securities.

The purchase of equity-linked instruments involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. The Fund is subject to the risk that the issuer of the instrument (i.e., the issuing bank or broker-dealer) is unable or refuses to perform under the terms of the instrument, also known as counter-party risk. While the holder of such instrument is entitled to receive from the issuer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Equity-linked instruments are also not traded on exchanges, are privately issued, and may be illiquid. There can be no assurance that the trading price or value of the instrument will equal the value of the underlying value of the equity securities to which they are linked.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE